Leases - Summary of Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease right-of – use asset	$ 3,840	$ 4,675
Accrued rent	730	817
Total operating lease right-of-use asset, net	3,110	3,858
Short-term operating lease liabilities	2,692	3,050
Long-term operating lease liabilities	1,148	1,625
Total operating lease liabilities	3,840	4,675
Cash paid for amounts included in the measurement of operating lease liabilities	$ 900	$ 3,300